Property and Equipment (Details 1)	12 Months Ended
Dec. 31, 2021
Point of Sale (POS) terminals
Property and Equipment
Average useful life	3 years
Annual depreciation rate	33.00%
Computers and peripherals
Property and Equipment
Average useful life	5 years
Annual depreciation rate	20.00%
Own properties
Property and Equipment
Average useful life	25 years
Annual depreciation rate	4.00%
Furniture and fixtures
Property and Equipment
Average useful life	10 years
Annual depreciation rate	10.00%
Improvements in own properties
Property and Equipment
Average useful life	10 years
Annual depreciation rate	10.00%
Leasehold improvements
Property and Equipment
Average useful life	4 years
Annual depreciation rate	25.00%
Telecommunications equipment
Property and Equipment
Average useful life	5 years
Annual depreciation rate	20.00%